Revenue Recognition (Q3) (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Revenue, Performance Obligation [Abstract]
Deferred revenue	$ 41,250	$ 41,250	$ 38,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction, period	1 year	1 year
Sales Revenue [Member] | Maximum [Member] | ASC 606 [Member]
Revenue, Performance Obligation [Abstract]
Percentage of net sales	1.00%	1.00%